Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues
Operating expenses:
General and administrative expenses	167,046	201,148	490,385	529,728	807,406	1,120,949
Research and development	89,778	198,504	470,287	491,436	809,255	747,808
Acquired in process research and development		2,032,889		2,032,889	2,032,889
Stock-based compensation	428,683	70,689	585,701	180,791	259,300	307,918
Total operating expenses	685,507	2,503,230	1,546,373	3,234,844	3,908,850	2,176,675
Interest expense	960	1,261	2,880	4,180	5,140	2,619
Net loss	$ (686,467)	$ (2,504,491)	$ (1,549,253)	$ (3,239,024)	$ (3,913,990)	$ (2,179,294)
Net loss per share, basic	$ (0.04)	$ (0.15)	$ (0.09)	$ (0.21)	$ (0.25)	$ (0.05)
Net loss per share, diluted	$ (0.04)	$ (0.15)	$ (0.09)	$ (0.21)	$ (0.25)	$ (0.05)
Weighted average number of common shares outstanding during the period- basic	17,275,635	16,564,317	17,273,289	15,127,445	15,584,346	41,246,915
Weighted average number of common shares outstanding during the period- diluted	17,275,635	16,564,317	17,273,289	15,127,445	15,584,346	41,246,915